PENSIONS - Reconciliation of Benefit Obligation (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 49,473	$ 53,166
Service cost	302	379	$ 369
Interest cost	2,051	2,042	2,359
Actuarial loss (gain)	3,547	(2,547)
Foreign currency exchange rate changes	(1,887)	(509)
Benefit payments	(3,110)	(3,058)
Benefit obligation at December 31	50,376	49,473	$ 53,166
Accumulated benefit obligation	$ 49,100	$ 48,500